MARKETABLE SECURITIES (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Marketable Securities [Line Items]
Amortized cost	$ 77,747
Gross unrealized gain	93
Gross unrealized loss	224
Fair value	77,616
Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	34,197
Gross unrealized gain	7
Gross unrealized loss	52
Fair value	34,152
Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	43,550
Gross unrealized gain	86
Gross unrealized loss	172
Fair value	43,464
Corporate debentures [Member] | Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	19,600
Gross unrealized gain	7
Gross unrealized loss	21
Fair value	19,586
Corporate debentures [Member] | Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	19,009
Gross unrealized gain	46
Gross unrealized loss	61
Fair value	18,994
Government agencies [Member] | Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	7,672
Gross unrealized gain	0
Gross unrealized loss	10
Fair value	7,662
Government agencies [Member] | Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	12,750
Gross unrealized gain	4
Gross unrealized loss	61
Fair value	12,693
Government debentures [Member] | Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	6,925
Gross unrealized gain	0
Gross unrealized loss	21
Fair value	6,904
Government debentures [Member] | Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	11,791
Gross unrealized gain	36
Gross unrealized loss	50
Fair value	$ 11,777